Provisions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions
16.	PROVISIONS
Changes in the Group’s provisions for the fiscal years ended December 31, 2022, 2021 and 2020 are as follows:

	Provision for lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non- current		Current	Non- current	Current	Non- current		Current		Non- current	Current
Balance as of December 31, 2019	733		21	64	32	1,624		38		2,421	91

Increases charged to expenses	119	(3)	3	46	-	158		-		323	3
Decreases charged to income	(80)	(4)	(14)	(2)	-	(63)		-		(145)	(14)
Applications due to utilization	-		(2)	-	(13)	-		(18)		-	(33)
Reclassifications and other movements	(71)	(5)	15	(28)	28	(165)	(1)	(1)	(1)	(264)	42
Net exchange and Translation effect	(102)		-	(14)	(16)	-		-		(116)	(16)
Result from net monetary position (2)	-		-	-	-	-		-		-	-

Balance as of December 31, 2020	599		23	66	31	1,554		19		2,219	73

Increases charged to expenses	400	(6)	1	105	-	157		-		662	1
Decreases charged to income	(42)		(37)	-	-	(94)		-		(136)	(37)
Applications due to utilization	(7)		(7)	-	(22)	-		(19)		(7)	(48)
Reclassifications and other movements	(47)		42	(71)	71	(66)	(1)	98	(1)	(184)	211
Net exchange and Translation effect	(31)		-	(4)	(12)	-		-		(35)	(12)
Result from net monetary position (2)	-		-	-	-	-		-		-	-

Balance as of December 31, 2021	872		22	96	68	1,551		98		2,519	188

Increases charged to expenses	187	(6)	-	69	-	215		-		471	-
Decreases charged to income	(354)	(7)	-	(1)	-	(41)		-		(396)	-
Applications due to utilization	(12)		(35)	-	(48)	-		(56)		(12)	(139)
Reclassifications and other movements	(66)	(8)	35	(60)	60	179	(1)	89	(1)	53	184
Net exchange and Translation effect	(55)		-	(8)	(34)	-		-		(63)	(34)
Result from net monetary position (2)	(1)		-	-	-	-		-		(1)	-

Balance as of December 31, 2022	571		22	96	46	1,904		131		2,571	199

(1)	Includes 268, 32 and (166) corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)
Includes adjustment for inflation of opening balances of provisions in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(3)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2011-2017.
(4)
Includes 45 corresponding to the recovery of liabilities with the regime of extended moratorium for periods 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.a.5).

(5)
Includes 37 reclassified as “Income tax liability” with the regime of extended moratorium for 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.a.5).

(6)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017.
(7)
Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute over the cost deduction for hydrocarbon well abandonment for periods 2014-2017. See Note 16.a.5).

(8)
Includes 22 reclassified as “Income tax liability” for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017. See Note 16.a.5).

The Group is part to a number of labor, commercial, civil, tax, criminal, environmental, customs and administrative proceedings that, either alone or in combination with other proceedings, could, if resolved in whole or in part adversely against it, result in the imposition of material costs, judgments, fines or other losses. While the Group believes that such risks have been provisioned appropriately based on the opinions and advice of our legal advisors and in accordance with applicable accounting standards, certain loss contingencies are subject to change as new information develops and results of the presented evidence are obtained, among other factors. It is possible that losses resulting from such risks, if proceedings are decided in whole or in part adversely to the Group, could significantly exceed the recorded provisions.
Additionally, due to its operations, the Group is subject to various laws and regulations relating to the protection of the environment. See Note 2.c).
16.a) Provision for lawsuits and contingencies
The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated. The most significant pending lawsuits and contingencies recognized are described below:
16.a.1) Liabilities and contingencies assumed by the Argentine Government before 1990
Under YPF’s Privatization Law, the Argentine Government took over certain obligations of the predecessor company as of December 31, 1990. In certain lawsuits related to events or acts that took place before December 31, 1990, YPF has been required to make advance payments in compliance with certain judicial decisions. YPF has the right to be reimbursed for these payments by the Argentine Government based on the indemnity mentioned above.
In pending lawsuits, YPF has claimed its right to be indemnified by the Argentine Government for events and contingencies prior to January 1, 1991 under Law No. 24,145 and Decree No. 546/1993.
16.a.2) Claims arising from restrictions in the natural gas market

•	AES Uruguaiana Empreendimentos S.A. (“AESU”) and Transportadora de Gas del Mercosur S.A. (“TGM”)
On December 30, 2016 and December 4, 2017, YPF, AESU and Companhía do Gas do Estado do Río Grande do Sul (“SULGAS”), and YPF and TGM, respectively, executed settlement agreements terminating the various claims arising from international arbitrations before the International Chamber of Commerce related to the natural gas sale contract and the related natural gas transportation contract, respectively, which had been affected by events of force majeure due to the Argentine Government‘s decision to re-direct natural gas for export to the domestic market.
Under these settlement agreements, the parties, without admitting any facts or rights, waived all claims that as of the date they had or could reciprocally have and YPF undertook to pay: (i) AESU and SULGAS single and total amount of 60 (payment made on January 10, 2017); and (ii) TGM the sum of 114 (107 in an initial payment made on January 2, 2018 and the balance of 7 in 7 annual installments of 1 each, the first one maturing on February 1, 2018, and the balance on the same date of the following years). In addition, YPF agreed to pay TGM the sum of 13 (in 7 annual installments of 1.86 each, with the same maturity date as the compensation balance) as payment on account of an interruptible exportation transport contract to be entered into by the parties and effective until 2027.
As of the date of issuance of these consolidated financial statements, YPF has complied with the payment schedule agreed with TGM.

•	Transportadora de Gas del Norte S.A. (“TGN”)
On April 8, 2009, YPF filed a complaint against TGN with the ENARGAS, seeking the termination of the natural gas transportation contract with TGN in connection with deliveries under the natural gas export contract entered into with AESU and other parties. The termination of the contract with that company is based on: (a) the impossibility of YPF to receive the transportation service and of TGN to render such service, due to (i) the termination of the natural gas contract with SULGAS and AESU and (ii) the legal impossibility of assigning the transportation contract to other shippers because of the regulations in effect, (b) the legal impossibility of TGN to render the transportation service on a firm basis because of certain changes in the legislation in force since 2004, and (c) the “
teoría de la imprevisión
” (doctrine of unforeseeability) available under Argentine law, when extraordinary events render a party’s obligations excessively burdensome.
TGN notified YPF the termination of the transportation contract for YPF’s fault.
TGN filed a complaint claiming compliance with the contract and payment of unpaid invoices from February 20, 2007 to March 20, 2009 totaling 30. TGN then amended the complaint and claimed the payment of unpaid invoices (i) from April 20, 2009 to June 20, 2010 in the amount of 31, (ii) from July 20, 2010 to November 20, 2010 in the amount of 10, and (iii) from December 6, 2010 to January 4, 2011 in the amount of 3.
TGN also lodged a complaint for damages against YPF claiming the amount of 142, plus interest and legal fees for the termination of the transportation contract.
Upon completion of the proceedings for discovery of evidence, on October 16, 2020, the Lower Court rendered judgment, whereby it resolved: (i) to declare abstract the claim to comply the firm natural gas transportation contract (the “Contract”), filed by TGN; (ii) to partially grant the claim filed in the case for Contract performance, and order YPF to pay for unpaid invoices in an amount to be determined by the designated accounting expert at the stage of enforcement of judgment, plus interest and court fees; and (iii) to admit the claim for damages and order YPF to pay the amount of 231 plus interest and court fees.
On October 22, 2020, YPF filed appeals against the lower court’s decision regarding the claim filed for contract performance and the claim for damages.
On February 16, 2022, the Court of Appeals rendered judgment (i) confirming the lower court’s decision which ordered YPF to pay for unpaid invoices in the amount to be determined by the accounting expert designated at the stage of judgment enforcement; (ii) confirming that YPF was liable for damages in the amount of 231 plus interest, or its equivalent in Pesos at the selling exchange rate published by the BNA on the settlement date; (iii) reducing the applicable annual interest rate from 6% to 4%; and (iv) imposing payment of appeal costs on defendant in the case for damages and shared payment in the case for contract performance.
On February 21, 2022, YPF lodged an appeal requesting the correction and/or clarification of certain aspects in the judgment rendered by the Court of Appeal. On March 7, 2022, the appeal filed by YPF for the correction and/or clarification of certain aspects in the judgment rendered by the Court of Appeal was favorably resolved. Additionally, on that date an extraordinary appeal was filed against the judgment rendered by the Court of Appeal, which was granted on April 5, 2022 in relation to the federal issue raised and was denied in relation to the arbitrariness of the judgment rendered by the Court of Appeal, and a complaint appeal was filed in relation to this last aspect on April 12, 2022. As of that date, the cases were under review at the CSJN in connection with the extraordinary and the complaint appeals that were filed.
On February 3, 2023, YPF and TGN entered into a settlement agreement for the sole and total amount of 190.6 payable by YPF in 4 consecutive annual installments, starting in 2024 by which, without acknowledging facts or rights, TGN and YPF waived all claims they had or could have had against each other until that date, making abstract the extraordinary appeals and complaints filed with the CSJN. On February 23, 2023, the agreement was submitted to the CSJN requesting its homologation.
16.a.3) Users and Consumers Association
The Users and Consumers Association claims (originally against Repsol YPF S.A. before extending its claim to YPF) the reimbursement of the overprice allegedly charged to bottled LPG consumers from periods between years 1993 to 1997 and from 1997 to 2001.

On December 28, 2015, the lower court rendered judgment admitting the claim for compensation from period between years 1993-1997 term filed by the Users and Consumers Association against YPF and ordered the Company to transfer the amount of 98 plus interest (to be estimated by the expert witness in the settlement period) to the SE, to be allocated to the trust fund created under Law No. 26,020.
The ruling rejects the claim for the items corresponding to the period 1997-2001, considering that YPF’s position in the domestic bulk LPG market had not been sufficiently proved. Furthermore, the ruling dismissed the complaint against Repsol S.A., as Repsol YPF S.A. had no equity interest in YPF, nor any other kind of relation with YPF from 1993 to 1997, period in which the plaintiffs claim YPF abused its dominant position.
Both parties filed an appeal against that decision, which was admitted with suspensive effect.
On December 7, 2017, the Company was notified about the Court of Second Appeal’s judgment, which: (i) confirmed the claims for compensation for the 1993-1997 period; (ii) extends the Users and Consumers Association claim from period between years 1997 to 1999 period under the item “equity transfer of consumers to producers for the higher cost of LPG”, deferring the settlement related to the item to the execution stage of the judgment; and (iii) partially grants the appeal filed by the defendant with respect to the item “damage caused by lower or different energy consumption due to the higher cost of LPG”.
It should be noted that the ruling confirmed by the Court of Second Appeals does not order YPF to pay the claimant the ultimately settled amount, but rather to transfer such funds to the SE for the funds to be allocated to a trust fund created by Law No. 26,020, in order to expand the natural gas network in areas with lower resources according to the criteria established by the enforcement authority. The enforcement authority, within 6 months from the firm settlement of the judgment amount, must present the corresponding feasibility studies (Decree No. 470/2015) together with a work plan beginning within 6 months from the presentation of the feasibility studies.
Finally, the Company filed an extraordinary appeal against the judgment of the Court of Appeals, which was sustained and the court file was submitted to the CSJN, the enforcement of the Court of Appeals’ judgment still being suspended. As of the date of issuance of these consolidated financial statements, the extraordinary appeal has not been decided.
On June 2, 2021, the CSJN forwarded the file to the National Attorney General’s Office for its opinion on the legal merits of the extraordinary appeal. As of the date of issuance of these consolidated financial statements, the file continues at the National Attorney General’s Office.
16.a.4) Environmental claims

•	La Plata
In relation to the operation of the refinery owned by YPF in La Plata, there are certain judicial claims, mostly filed by neighbours of the area seeking (i) compensation for individual damages purportedly caused by the operation of La Plata Refinery and (ii) the environmental remediation of the waterways adjacent to the mentioned Refinery. Should these claims be sustained, they could demand additional invetsments related to the operation of La Plata Refinery.
In 2006 YPF submitted a presentation before the Environmental Policy Secretariat of the province of Buenos Aires, whereby it suggested the performance of a study for the characterization of environmental associated risks.

On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS” by its acronym in Spanish) of the province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS. Under this agreement, the parties agreed to jointly perform a work program in the channels adjacent to La Plata Refinery over a term of 8 years, and which involved the characterization and risk assessment studies of channel sediments. The agreement provides that should corrective actions be detected as a result of the risk assessment studies, the different alternatives and available techniques will be considered, as well as the steps needed for their implementation. Dating studies of deposited material will also be performed under the agreement, in order to determine the responsibilities of the Argentine Government in view of its obligation to hold YPF harmless in accordance with the article 9 of YPF’s Privatization Law No. 24,145. This study proved between 88% to 91% of the hydrocarbons present in the channels were deposited prior to 1991. In this context, YPF, with the agreement of the OPDS, carried out several studies and characterizations through specialized consultants whose progress was notified to the provincial agency. The agreement was replaced by Resolution No. 380/2019 issued by said entity, which appoves the remediation modality suggested by YPF (monitored natural recovery) over a term of 24 months. YPF has answered all points required by the OPDS and requested the extension of the Resolution. As of the date of issuance of these consolidated financial statements, the request has not yet been answered.
Regarding the judicial claims mentioned above, on February 7, 2021, the Company was notified of the first instance judgment which considered the environmental damange had been proved, and therefore ordered that activities should cease and the environmental damage affecting the waterways adjacent to La Plata Refinery be remedied. This decision determined the co-defendants’ joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2 co-defendant companies 10%. The decision was appeladed by the Company.

•	Quilmes
As regards with a fuel leak in the pipeline running from La Plata to Dock Sud (Progressive 37), currently operated by YPF, which occurred in 1988 when YPF was an Argentine state-owned company, as a result of an unlawful act that caused the rupture of the polyduct, there are several claims, mostly brought by neighbors of the area where they claim (i) compensation for personal damages allegedly caused by such event and (ii) environmental remediation. These processes are at the discovery stage. Fuel would have emerged and become perceptible on November 2002, which resulted in remediation works in progress conducted by the Company in the affected area, supervised by the environmental authority of the Province of Buenos Aires.
The Argentine Government denied any responsibility to indemnify YPF in this case, wherefore the Company sued the Argentine Government to obtain a judicial decision declaring the invalidity of such decision. This lawsuit has not yet been resolved.

•	Other environmental claims
In addition to the claims discussed above, the Group has other environmental lawsuits in progress where it is claimed (i) individual damages and/or (ii) environmental remediation and/or (iii) collective damages. These proceedings are related to the activities performed by the Group in different jurisdictions of the country. In all these cases, considering the information available to date, the estimated time remaining until the end of the proceedings, and the results of the additional evidence to be presented during the continuation of the litigation, the Group has set up a provision in an amount it considers sufficient to face these claims.
16.a.5) Tax claims

•	Dispute over the cost deduction for hydrocarbon well abandonment
The Company has recorded the cost for hydrocarbon well abandonment in accordance with the criteria detailed in Note 2.b.6) and, in the absence of a specific treatment of this matter in the Income Tax Law and its Regulatory Decree, has deducted the charge for hydrocarbon well abandonment costs in the calculation of this tax, based on the general criteria of the tax standard for deduction of expenses (accrual criteria). Nevertheless, this interpretation has been objected to by the AFIP, which would allow for deductions once the expense has been incurred.

The AFIP understands that the deduction of expenses for hydrocarbon well abandonment should be deferred until the taxpayer has the opportunity to actually proceed to well abandonment, once the wells have been exhausted, as it considers the abandonment of the well is the event triggering the accrual of hydrocarbon well abandonment expenses.
On the other hand, the Company, as well as other companies in the oil industry, understand that the substantial event generating costs in connection with well abandonment is, in fact, the act of drilling, as drilling causes environmental impact and, consequently, the obligation to repair such impact through well plugging arises from that moment. This obligation is not subject to any condition since there is no uncertainty as to whether well depletion will inevitably occur. The Company has learned that similar disputes have been raised by the AFIP with other companies in the oil industry.
In this respect, in June 2016, the SRH of MINEM, the body in charge of clarifying the origin of the legal obligation in this respect, and in response to a consultation of the Chamber of Oil Exploration and Production, ruled in favor of the position of the oil companies and concluded that drilling is the substantial event generating the charge for well abandonment.
This response of the Chamber has been informed to the AFIP by both the SRH and by YPF but, with different arguments the AFIP rejected this position.
On December 29, 2016, the Company was notified of 2 resolutions adjusting the income tax for fiscal years 2005 to 2009. On February 20, 2017, YPF filed the corresponding appeal to the TFN.
On June 15, 2018, the Company was notified of the final decision, whereby the income tax for fiscal year 2010 was adjusted. On July 10, 2018 the Company filed the corresponding appeal with the TFN.
On November 7, 2018, the Company was notified by AFIP of the commencement of a determination procedure with respect to the projected adjustment for fiscal years 2011 to 2016. The Company filed its defense with the AFIP on December 21, 2018.
On May 6, 2019, AFIP General Resolution No. 4,477/2019, was published in the BO, establishing a payment facility plan in relation to the tax liabilities being heard at the TFN, whose availability for adherence expired on August 31, 2019, with the option of adhering from May 15 to June 25 in more favorable conditions.
The Company, based on the opinion of its external advisors, and notwithstanding the technical merits for defending its position, evaluated the aforementioned payment facility plans and on June 19, 2019, adhered to the plan established by AFIP General Resolution No. 4,477/2019 for 131, finally settling the dispute corresponding to fiscals years 2005 to 2010 which was being heard at the TFN.
On February 3, 2020, the Company was notified by AFIP of the commencement of a determination procedure with respect to the projected adjustment for fiscal years 2017. The Company filed before the AFIP its defense on March 17, 2020.
On August 26, 2020, Law No. 27,562 was published in the BO, expanding the regime for the regularization of taxes, social security contributions and customs duties originally established under Law No. 27,541, which was regulated by AFIP General Resolution No. 4,816/2020.
The Company, based on the opinion of its external advisors, and notwithstanding the technical merits for defending its position, evaluated the regularization plan provided for under Law No. 27,562, for the income tax and the compensations made in due course with the credit balances generated by said tax, and on November 30, 2020, adhered to the aforementioned plan, thus putting an end to the controversy corresponding to fiscal years 2011 to 2013 for 37. Likewise, it proceeded to refinance its debt for fiscal years 2005 to 2010 for 16, which had been regularized under the plan established under AFIP General Resolution No. 4,477/2019.
On June 9, 2021 YPF waived the statute of limitations for fiscal year 2014 to allow the AFIP to analyze the legal grounds for the defense filed by the Company on December 21, 2018, in the context of the administrative proceeding.

The Company, based on the opinion of its external advisors, and notwithstanding the technical merits for defending its position, evaluated the regularization plan provided for under Law No. 27,653, for the income tax and the compensations made in due course with the credit balances generated by said tax, and on March 30, 2022, adhered to the aforementioned plan, thus putting an end to the controversy corresponding to fiscal years 2014 to 2017 for 21.
Regarding fiscal years following and including 2018, it should be noted that since the enactment of Law No. 27,430 “Tax Reform" in December 2017, the deduction of the well abandonment costs at the time of the drilling phase was admitted, considering them as part of the investment cost, regardless of the period in which the effective abandonment disbursement is made.
16.a.6) Other pending litigation
During the normal course of business, the Group has been sued in numerous legal proceedings at labor, civil and commercial courts. The Company, in consultation with its external counsel, has established a provision considering to such end the best estimate based on information available as of the date of issuance of these consolidated financial statements, including legal fees and court costs.
16.b) Provision for environmental expenses and obligations for abandonment of hydrocarbon wells
Based on the Group’s current remediation plan, the Group has set up a provision for environmental liabilities where assessments and/or remedial actions are probable and can reasonably be estimated.